Nature of Operations (Details Narrative) - shares		12 Months Ended
	Aug. 14, 2015	Dec. 31, 2020
Issuing shares of restricted common stock to certain other persons		10,000,000
IPIC [Member]
Ownership percentage		100.00%
MGD [Member]
Ownership percentage		99.90%
Snobar Holdings, Inc [Member]
Acquisition percentage	100.00%
Exchange for restricted shares to common stock, number of shares	22,500,000
Issuing shares of restricted common stock to certain other persons	2,500,000